Document And Entity Information	6 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001920092
Document Type	6-K
Entity File Number	001-42373
Entity Registrant Name	Gelteq Limited
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--06-30